Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Millions		Total	Parent [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2020		$ 15,999	$ 15,685	$ 188	$ 83	$ 22,946	$ (4,002)	$ (3,530)	$ 314
Comprehensive income:
Net income		4,650	4,546			4,546			104
Foreign currency translation adjustments, net of tax		(530)	(534)				(534)		4
Effect of change in fair value of available-for-sale securities, net of tax		(15)	(15)				(15)
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax		467	467				467
Change in derivative instruments and hedges, net of tax		(5)	(5)				(5)
Changes in noncontrolling interests		(2)	(57)		(37)	(20)			55
Dividends to noncontrolling shareholders		(98)	0						(98)
Dividends to shareholders		(1,730)	(1,730)			(1,730)
Cancellation of treasury shares		0	0	(10)	(17)	(3,130)		3,157
Share-based payment arrangements		60	60		60
Purchase of treasury stock		(3,682)	(3,682)					(3,682)
Delivery of shares						(136)
Delivery of shares		826	826		(84)			1,046
Other		16	16		16
Balance at Dec. 31, 2021		15,957	15,579	178	22	22,477	(4,088)	(3,010)	378
Comprehensive income:
Net income	[1]	2,599	2,475			2,475			124
Net income		2,594
Foreign currency translation adjustments, net of tax		(639)	(608)				(608)		(31)
Effect of change in fair value of available-for-sale securities, net of tax		(21)	(21)				(21)
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax		255	256				256		(1)
Change in derivative instruments and hedges, net of tax		0	0				0
Issuance of subsidiary shares		206	120		120				86
Changes in noncontrolling interests		(24)	10		10				(34)
Dividends to noncontrolling shareholders		(100)	0						(100)
Dividends to shareholders		(1,700)	(1,700)			(1,700)
Spin-off of the Turbocharging Division		(284)	(272)			(177)	(95)		(12)
Cancellation of treasury shares		0	0	(8)	(4)	(2,864)		2,876
Share-based payment arrangements		42	42		42
Purchase of treasury stock		(3,502)	(3,502)					(3,502)
Delivery of shares						(130)
Delivery of shares		394	394		(51)			575
Other		2	2		2
Balance at Dec. 31, 2022		13,187	12,777	171	141	20,082	(4,556)	(3,061)	410
Comprehensive income:
Net income	[1]	3,828	3,745			3,745			83
Net income		3,824
Foreign currency translation adjustments, net of tax		(281)	(286)				(286)		5
Effect of change in fair value of available-for-sale securities, net of tax		11	11				11
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax		(237)	(237)				(237)
Change in derivative instruments and hedges, net of tax		(2)	(2)				(2)
Issuance of subsidiary shares		338	170		170				168
Changes in noncontrolling interests		(1)	(68)		(31)	(37)			67
Dividends to noncontrolling shareholders		(93)	0						(93)
Dividends to shareholders		(1,706)	(1,706)			(1,706)
Cancellation of treasury shares		0	0	(7)	(201)	(2,359)		2,567
Share-based payment arrangements		103	101		101
Share-based payment arrangements									2
Purchase of treasury stock		(1,247)	(1,247)					(1,247)
Delivery of shares		154	154		(173)			327
Other		3	(2)		(2)				5
Balance at Dec. 31, 2023		$ 14,057	$ 13,410	$ 163	$ 7	$ 19,724	$ (5,070)	$ (1,414)	$ 647

[1]
(1) Amounts attributable to noncontrolling interests in 2023 and 2022 exclude net losses of $ 4 million and $
5

million, respectively, related to redeemable noncontrolling interests, which are reported in the mezzanine equity section on the Consolidated Balance Sheets. See Note 4 for details.